Share-based Compensation - Summary of Activity Related to Restricted Shares (Details) - A.M. Castle & Co. 2017 Management Incentive Plan - Restricted Stock shares in Thousands	12 Months Ended
Dec. 31, 2019 $ / shares shares
Number of Shares
Beginning balance (in shares) | shares	1,803
Granted (in shares) | shares	15
Forfeited (in shares) | shares	(168)
Vested (in shares) | shares	(221)
Ending balance (in shares) | shares	1,429
Expected to vest after December 31, 2019 (in shares) | shares	1,429
Weighted-Average Grant Date Fair Value
Unvested fair value beginning of period (in dollars per share) | $ / shares	$ 3.19
Granted (in dollars per share) | $ / shares	1.77
Forfeited (in dollars per share) | $ / shares	3.14
Vested (in dollars per share) | $ / shares	3.52
Unvested fair value end of period (in dollars per share) | $ / shares	3.13
Expected to vest after December 31, 2019 (in dollars per share) | $ / shares	$ 3.13